AB International Bond Portfolio Investment Strategy - AB International Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed income securities. Under normal market conditions, the Portfolio invests significantly in fixed income securities of non-U.S. issuers. In addition, the Portfolio invests, under normal circumstances, in the fixed income securities of issuers located in at least three countries. The Portfolio may invest in a broad range of fixed income securities in both developed and emerging markets, and may invest significantly in emerging markets. The Portfolio may invest across all fixed income sectors, including U.S. and non-U.S. Government and corporate debt securities. The Portfolio’s investments may be denominated in local currency or U.S. Dollar-denominated. The Portfolio may invest in debt securities with a range of maturities from short-to long-term. The average portfolio duration of the Portfolio normally varies within 70% to 130% of the duration of a blended index comprised of the Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index (60%) and the JPMorgan EMBI Global Diversified Index (40%) (the “AB Custom Benchmark”), as calculated by the Portfolio’s subadviser, AllianceBernstein L.P. (“AllianceBernstein” or “Subadviser”). The Portfolio may use borrowings or other leverage for investment purposes. In managing the Portfolio, AllianceBernstein uses an investment process that involves both quantitative models and fundamental analysis. AllianceBernstein selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, AllianceBernstein takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings. AllianceBernstein will actively manage the Portfolio’s assets in relation to market conditions and general economic conditions and adjust the Portfolio’s investments in an effort to best enable the Portfolio to achieve its investment objective. Thus, the percentage of the Portfolio’s assets invested in a particular country or denominated in a particular currency will vary in accordance with AllianceBernstein’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the U.S. dollar. The Portfolio may use derivative currency transactions in an effort to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may, from time to time, emphasize one or more sectors. Under normal circumstances, the Portfolio invests at least 50% of its net assets in fixed income securities rated investment grade at the time of investment and may invest up to 50% of its net assets in below investment grade fixed income securities (commonly known as “junk bonds”). Split rated bonds (bonds that receive different ratings from two or more rating agencies) will be considered to have the higher credit rating. The Portfolio may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 and variable, floating, and inverse floating-rate instruments, and may use other investment techniques. The Portfolio intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Portfolio may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swaps.